Inventory (Schedule Of Inventories) (Details) (USD $)	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Inventory [Abstract]
Raw materials	$ 68,000	$ 70,000	$ 476,000
Finished goods	319,000	295,000	178,000
Inventories, net	$ 387,000	$ 365,000	$ 654,000